MWT-Q3

Quarterly Report
July 31, 2026
MFS®  Global Total
Return Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 59.6%
Aerospace & Defense – 1.1%
Boeing Co. (a)	5,246	$1,133,870
General Dynamics Corp.	15,977	6,125,901
L3Harris Technologies, Inc.	11,097	3,074,535
Leidos Holdings, Inc.	13,241	1,530,660
Textron, Inc.	16,648	1,419,409
		$13,284,375
Alcoholic Beverages – 1.1%
Ambev S.A.	1,936,700	$6,109,078
Constellation Brands, Inc., “A”	20,481	2,667,241
Diageo PLC	241,922	5,329,293
		$14,105,612
Apparel, Footwear, & Accessories – 0.2%
Compagnie Financiere Richemont S.A.	3,594	$848,654
LVMH Moet Hennessy Louis Vuitton SE	2,290	1,254,735
		$2,103,389
Auto & Auto Components – 1.0%
Aptiv PLC (a)	59,201	$3,343,080
Compagnie Generale des Etablissements Michelin	61,320	2,476,503
Lear Corp.	22,807	2,979,507
LKQ Corp.	95,860	2,152,057
PT Astra International Tbk	3,993,100	1,131,756
		$12,082,903
Brokerage & Asset Managers – 2.9%
Charles Schwab Corp.	154,531	$16,262,843
Julius Baer Group Ltd.	47,157	4,134,440
Northern Trust Corp.	87,633	15,965,856
		$36,363,139
Business Services – 1.4%
Accenture PLC, “A”	23,524	$3,903,102
Cognizant Technology Solutions Corp., “A”	12,676	701,617
Experian PLC	59,020	2,238,227
Fidelity National Information Services, Inc.	84,778	3,795,511
Otsuka Corp.	37,200	765,487
Sodexo	62,273	4,100,357
Tata Consultancy Services Ltd.	39,795	986,627
Verisk Analytics, Inc., “A”	3,121	608,127
		$17,099,055
Chemicals – 1.2%
Akzo Nobel N.V. (l)	60,453	$4,232,875
Axalta Coating Systems Ltd. (a)	90,912	3,255,559
FUJIFILM Holdings Corp.	82,900	1,965,361
Nitto Denko Corp.	57,100	1,188,953
PPG Industries, Inc.	23,518	2,599,209
Shin-Etsu Chemical Co. Ltd.	59,800	2,146,924
		$15,388,881
Conglomerates – 0.1%
Honeywell International, Inc.	6,654	$1,617,255

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
Anhui Conch Cement Co. Ltd.	387,000	$912,429
Compagnie de Saint-Gobain S.A.	18,007	1,692,272
Masco Corp.	79,806	5,704,533
Midea Group Co. Ltd., “A”	86,300	1,120,389
Techtronic Industries Co. Ltd.	308,500	5,208,302
		$14,637,925
Consumer Products – 2.2%
Colgate-Palmolive Co.	75,709	$6,912,231
Haleon PLC	872,149	4,270,369
Kenvue, Inc.	421,003	8,100,098
Kimberly-Clark Corp.	55,690	6,087,474
Reckitt Benckiser Group PLC	30,874	2,180,387
		$27,550,559
Consumer Services – 0.2%
Airbnb, Inc., “A” (a)	9,608	$1,455,804
Localiza Rent a Car S.A.	58,700	435,518
		$1,891,322
Containers – 0.2%
Smurfit Westrock PLC	47,894	$2,201,687
Diversified Financial Services – 0.1%
CME Group, Inc.	2,431	$650,998
Electrical Equipment – 1.4%
Eaton Corp. PLC	6,531	$2,711,671
Legrand S.A.	17,172	2,591,914
Mitsubishi Electric Corp.	147,600	5,380,239
Schneider Electric SE	21,769	7,307,813
		$17,991,637
Energy - Independent – 5.1%
Cenovus Energy, Inc.	141,866	$4,277,687
Chevron Corp.	11,980	2,358,023
ConocoPhillips	77,789	9,372,019
Eni S.p.A.	539,708	15,010,095
ExxonMobil Holdings Corp.	41,408	6,436,460
PetroChina Co. Ltd.	2,616,000	3,323,199
Suncor Energy, Inc.	95,004	6,379,910
TotalEnergies SE	118,698	10,542,891
Valero Energy Corp.	8,768	2,743,507
Woodside Energy Group Ltd.	122,003	2,848,541
		$63,292,332
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	34,277	$1,421,871
Entertainment & Leisure – 0.4%
Brunswick Corp.	39,934	$3,154,786
NetEase, Inc.	81,300	2,170,620
		$5,325,406
Food & Beverages – 0.9%
Danone S.A.	38,015	$2,959,874
General Mills, Inc.	24,291	868,403
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	122,500	491,993
J.M. Smucker Co.	12,546	1,496,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Nomad Foods Ltd.	69,301	$824,682
PepsiCo, Inc.	10,267	1,432,863
Tyson Foods, Inc., “A”	28,336	1,642,355
WH Group Ltd.	950,500	1,024,141
		$10,740,547
Food & Drug Stores – 1.6%
Albertsons Cos., Inc., “A”	59,514	$689,172
Jeronimo Martins SGPS S.A.	64,364	1,288,483
Seven & I Holdings Co. Ltd.	432,100	5,727,657
Tesco PLC	1,830,273	12,054,928
		$19,760,240
Global Systemically Important Banks – 4.9%
Bank of America Corp.	172,210	$10,668,410
BNP Paribas S.A.	121,597	15,415,459
China Construction Bank Corp.	4,363,000	5,123,843
ING Groep N.V.	51,564	1,802,929
JPMorgan Chase & Co.	12,375	4,353,401
Mitsubishi UFJ Financial Group, Inc.	349,400	7,842,038
UBS Group AG	294,127	15,480,368
		$60,686,448
Hardware, Peripherals, & Assembly – 2.7%
Amadeus IT Group S.A.	49,473	$3,074,951
Capgemini	48,431	5,766,699
Hitachi Ltd.	166,900	5,539,349
Hon Hai Precision Industry Co. Ltd.	509,000	3,933,363
Lenovo Group Ltd.	434,000	1,334,639
NEC Corp.	101,400	3,020,873
Samsung Electronics Co. Ltd.	41,406	7,457,122
Seagate Technology Holdings PLC	2,704	2,314,976
SK Square Co. Ltd.	2,412	1,710,719
		$34,152,691
Health Maintenance Organizations – 1.4%
Cigna Group	57,115	$15,937,941
Humana, Inc.	4,635	1,686,491
		$17,624,432
Insurance – 3.2%
American International Group, Inc.	22,068	$1,734,103
Aon PLC	28,997	10,454,868
Chubb Ltd.	21,544	7,555,050
Hartford Insurance Group, Inc.	14,936	2,119,568
Lincoln National Corp.	44,355	2,023,032
Manulife Financial Corp.	24,296	1,079,052
MetLife, Inc.	35,212	3,384,930
Sompo Holdings, Inc.	62,700	2,788,687
Willis Towers Watson PLC	24,200	8,129,264
Zurich Insurance Group AG	1,406	1,070,956
		$40,339,510
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	10,363	$1,151,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.4%
AGCO Corp.	9,910	$1,012,406
Daikin Industries Ltd.	8,700	1,261,067
GEA Group AG	13,982	994,004
Wabtec Corp.	5,384	1,565,990
		$4,833,467
Media – 2.1%
Informa PLC	298,289	$3,566,722
Omnicom Group, Inc.	134,953	10,620,801
Publicis Groupe	27,130	2,888,578
RELX PLC	105,524	3,725,995
Wolters Kluwer N.V.	75,734	5,928,141
		$26,730,237
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	15,719	$2,571,078
Medical Equipment – 3.0%
Agilent Technologies, Inc.	10,763	$1,489,276
Becton, Dickinson and Co.	63,325	10,487,886
Boston Scientific Corp. (a)	173,967	8,129,478
Medtronic PLC	146,258	12,488,971
Waters Corp. (a)	13,180	4,972,946
		$37,568,557
Metals & Mining – 1.6%
Glencore PLC	831,826	$6,087,537
Rio Tinto PLC	66,714	6,537,922
Toyota Tsusho Corp.	159,300	6,677,164
		$19,302,623
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	313,879	$3,130,562
Non-Global Systemically Important Banks – 3.0%
ABN AMRO Group N.V., GDR	145,100	$6,525,561
AIB Group PLC	215,242	2,545,356
BPER Banca S.p.A.	141,284	2,298,547
DBS Group Holdings Ltd.	15,790	910,374
Grupo Financiero Banorte S.A. de C.V.	73,851	855,281
M&T Bank Corp.	5,335	1,313,957
NatWest Group PLC	1,659,700	15,729,712
PNC Financial Services Group, Inc.	17,196	4,296,764
Popular, Inc.	12,014	2,104,973
Regions Financial Corp.	29,133	901,666
Sberbank of Russia PJSC (a)(u)	780,516	0
		$37,482,191
Oil Services – 0.2%
Tenaris S.A.	94,630	$2,712,708
Pharmaceuticals & Biotechnology – 4.2%
AbbVie, Inc.	20,700	$5,194,458
Gilead Sciences, Inc.	13,901	1,810,049
Johnson & Johnson	49,705	12,741,877
Novartis AG	34,970	5,459,097
Pfizer, Inc.	667,772	16,700,978
Roche Holding AG	5,488	2,400,342
Sandoz Group AG	22,568	1,840,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Sanofi S.A.	74,900	$6,443,583
		$52,590,464
Real Estate – 0.1%
Essential Properties Realty Trust, REIT	35,179	$1,100,751
Real Estate - Storage & Office – 0.2%
Cousins Properties, Inc., REIT	25,285	$797,742
Highwoods Properties, Inc., REIT	46,744	1,548,629
		$2,346,371
Restaurants – 0.5%
Aramark	100,262	$5,711,926
Retail & E-commerce – 0.3%
Home Depot, Inc.	1,991	$660,932
Ross Stores, Inc.	7,808	1,960,355
Shimamura Co. Ltd.	57,100	1,199,962
		$3,821,249
Semiconductor & Electronic Components – 1.2%
Kyocera Corp.	313,900	$7,167,359
Lam Research Corp.	2,010	588,970
NVIDIA Corp.	6,063	1,217,148
NXP Semiconductors N.V.	23,556	5,398,093
		$14,371,570
Software – 1.5%
Microsoft Corp.	31,429	$14,605,685
Salesforce, Inc.	24,365	4,483,647
		$19,089,332
Telecom Services – 0.9%
Comcast Corp., “A”	210,483	$5,043,173
KDDI Corp.	249,800	4,606,005
Koninklijke KPN N.V.	133,537	633,045
PT Telekom Indonesia	5,514,600	806,013
		$11,088,236
Tobacco – 1.7%
Altria Group, Inc.	24,609	$1,681,533
British American Tobacco PLC	166,205	10,090,448
Imperial Brands PLC	13,530	513,548
Philip Morris International, Inc.	45,993	8,776,384
		$21,061,913
Transportation & Logistics – 0.6%
Union Pacific Corp.	21,167	$6,183,516
Yangzijiang Shipbuilding Holdings Ltd.	420,700	1,285,932
		$7,469,448
Travel, Gaming, & Lodging – 0.4%
FDJ United (l)	21,048	$532,274
Japan Airlines Co. Ltd.	49,000	906,364
Ryanair Holdings PLC, ADR	115,127	3,288,425
		$4,727,063

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities – 2.6%
Ameren Corp.		5,798	$635,519
Atmos Energy Corp.		21,248	3,671,229
CLP Holdings Ltd.		172,500	1,717,873
Duke Energy Corp.		20,161	2,528,794
E.ON SE		263,366	5,683,755
Edison International		48,558	3,562,701
National Grid PLC		518,335	8,293,795
PG&E Corp.		269,544	4,684,675
Xcel Energy, Inc.		13,400	1,047,880
			$31,826,221
Total Common Stocks			$740,999,614
Bonds – 36.9%
Aerospace & Defense – 0.2%
Airbus SE, 3.375%, 5/13/2033	EUR	310,000	$351,135
Boeing Co., 5.805%, 5/01/2050		$600,000	566,759
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		372,000	359,648
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		316,000	304,620
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		159,000	154,352
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		394,000	399,928
Rheinmetall AG, 3.375%, 5/28/2031	EUR	200,000	228,215
Rolls-Royce Holdings PLC, 3.875%, 5/20/2036		240,000	274,148
			$2,638,805
Apparel, Footwear, & Accessories – 0.1%
Burberry Group PLC, 5.75%, 6/20/2030	GBP	460,000	$618,729
Asset-Backed & Securitized – 2.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.985%, 11/15/2054 (i)		$7,028,218	$213,531
AA Bond Co. Ltd., 5.95%, 7/31/2030	GBP	100,000	135,227
AA Bond Co. Ltd., 5.5%, 7/31/2032		300,000	395,111
ACREC 2021-FL1 Ltd., “C”, FLR, 5.943% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$1,125,500	1,125,932
Advanzia Master Issuer S.à r.l., 2026-1, “A”, FLR, 3% (EURIBOR - 1mo. + 0.78%), 5/16/2036	EUR	400,000	461,522
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$1,021,945	1,022,312
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		344,412	343,577
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		790,594	788,828
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		447,424	447,748
AREIT 2022-CRE6 Trust, “B”, FLR, 5.471% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	618,952
AREIT 2022-CRE6 Trust, “C”, FLR, 5.771% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	312,288
Arqiva Broadcast Finance PLC, 4.882%, 12/31/2032	GBP	268,667	347,402
Auto ABS Loans, 2026-1, “A”, FLR, 2.798% (EURIBOR - 1mo. + 0.6%), 12/28/2038	EUR	200,000	230,469
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.233% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$1,365,087	1,366,957
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.586%, 4/15/2053 (i)		1,360,636	49,644
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.19%, 7/15/2054 (i)		5,042,453	222,992
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)		5,041,287	278,235
BBVA Consumer Auto, 2026-1, “A”, 2.819%, 2/25/2042	EUR	100,000	115,150
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.073%, 3/15/2054 (i)		$4,247,435	145,601
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.934%, 6/15/2054 (i)		9,997,101	282,114
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)		13,288,314	550,530
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.215%, 8/15/2054 (i)		12,474,821	540,344
BoursoBank Consumer Loans France, 2026-26, “A1”, 2.841%, 5/24/2044	EUR	500,000	576,578
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		$324,945	327,892
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)		335,160	333,411
BX Trust, 2024-PURE, “A”, FLR, 4.202% (CORRA + 1.9%), 11/15/2041 (n)	CAD	960,201	684,978
BX Trust, 2026-CLS, “B”, 5.376%, 5/15/2043 (n)		$226,000	226,482
BX Trust, 2026-CLS, “C”, FLR, 6.026% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)		142,000	142,298
BX Trust, 2026-ORBT, “B”, FLR, 5.226% (SOFR - 1mo. + 1.55%), 7/15/2043 (n)		98,001	98,245
Cars Alliance, 2026-G1V, “A”, FLR, 2.822% (EURIBOR - 1mo. + 0.61%), 5/19/2036	EUR	400,000	460,950

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$356,575	$293,710
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		302,009	301,960
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		256,554	255,798
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.703%, 4/15/2054 (i)		6,374,812	164,535
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.063%, 6/15/2063 (i)		6,503,426	212,655
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.002%, 6/15/2064 (i)		5,659,274	214,784
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	833,177
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	607,641
Empire District Bondco LLC, 4.943%, 1/01/2033		584,875	583,179
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		10,536	10,542
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		68,974	69,060
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		580,284	578,933
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		537,783	540,026
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		364,160	364,972
Fact S.A., 2026-1, “A”, FLR, 2.842% (EURIBOR - 1mo. + 0.63%), 4/20/2033	EUR	281,056	324,170
Finance Ireland Auto Receivables, “1A”, FLR, 3.109%, 9/12/2033		516,183	595,811
First Mobility S.à r.l., 2026-1, “A”, FLR, 2.884% (EURIBOR - 1mo. + 0.68%), 9/23/2033		468,588	540,774
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.866% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		$385,343	384,957
FT Santander Consumo 11, “B”, 3.552%, 4/24/2042	EUR	400,000	462,439
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)		$233,569	230,707
Liberty Series Trust, 2026-1, “A1A”, 5.005%, 10/10/2058	AUD	253,862	178,587
MF1 2022-FL8 Ltd., “A”, FLR, 5.018% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		$164,721	164,720
MF1 2022-FL8 Ltd., “B”, FLR, 5.618% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	605,261
Mondrian Mortgage Funding No. 1 B.V., “A”, FLR, 2.952%, 11/25/2063	EUR	760,000	875,305
Mondrian Mortgage Funding No. 1 B.V., “B”, FLR, 3.332%, 11/25/2063		320,000	367,939
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.176%, 5/15/2054 (i)		$4,055,806	171,733
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)		7,865,290	277,270
New Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.53%, 5/25/2065 (n)		262,549	261,734
New Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.564%, 8/25/2066 (n)		143,857	144,031
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		388,318	389,270
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		655,891	655,952
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		136,548	136,803
OBX Trust, 2026-NQM8, “A2”, 5.498%, 5/25/2066 (n)		261,053	259,246
Panorama Auto Trust, 2026-1, “A”, FLR, 5.333% (BBSW - 1mo. + 1.02%), 3/15/2034	AUD	713,369	501,817
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.966% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		$577,805	577,936
Red & Black Auto Germany S.à r.l. Compartment 14, “A”, 2.79%, 2/15/2035	EUR	262,396	302,319
RevoCar, 2026-1, “A”, FLR, 2.76% (EURIBOR - 1mo. + 0.55%), 10/21/2039		800,000	922,076
Sagres STC S.A/Thetis Finance, 2026-3, “A”, 2.969%, 12/25/2044		500,000	577,050
SC Germany Consumer, 2026-1, “A”, 2.94%, 5/14/2036		400,000	461,356
SC Sweden S.à r.l., “1-A1”, FLR, 2.825%, 12/25/2039		360,000	414,801
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.614%, 8/25/2056 (n)		$871,870	866,776
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		1,275,000	1,278,519
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		606,325	607,460
Triton Bond Trust, 2026-1, “A”, 5.013%, 2/15/2058	AUD	848,540	596,968
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		$304,308	304,963
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.507%, 8/15/2054 (i)		6,073,661	352,355
			$32,667,377
Auto & Auto Components – 0.2%
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		$396,000	$398,569
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	350,000	397,332
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		$200,000	200,087
Hyundai Capital America, 4.5%, 9/18/2030 (n)		318,000	309,635
RCI Banque S.A., 3.625%, 2/22/2030	EUR	400,000	457,582
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)		$405,000	402,152
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	300,000	338,213
			$2,503,570

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.3%
Carlyle Group, Inc., 5.05%, 9/19/2035		$543,000	$516,445
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		642,000	613,366
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		549,000	534,608
Jefferies Financial Group, Inc., 5.125%, 4/28/2031		238,000	232,965
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		516,000	488,287
Low Income Investment Fund, 3.711%, 7/01/2029		300,000	287,765
LPL Holdings, Inc., 4%, 3/15/2029 (n)		568,000	551,573
LPL Holdings, Inc., 5.75%, 6/15/2035		387,000	380,626
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	270,000	300,826
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$285,000	282,435
			$4,188,896
Building – 0.1%
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	250,000	$326,216
Ferguson Enterprises, Inc., 5%, 10/03/2034		$622,000	603,882
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		249,000	248,461
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		248,000	248,194
Vulcan Materials Co., 5.7%, 12/01/2054		297,000	278,411
			$1,705,164
Business Services – 0.1%
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)		$436,000	$418,355
Experian Co., 5.35%, 8/24/2036 (n)		483,000	468,864
Paychex, Inc., 5.35%, 4/15/2032		391,000	391,852
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)		363,000	331,934
RELX Finance B.V., 3.25%, 5/22/2029	EUR	180,000	206,927
			$1,817,932
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		$76,000	$75,549
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		187,000	180,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		118,000	102,317
Comcast Corp., 6.05%, 5/15/2055		318,000	287,626
Videotron Ltd., 3.625%, 6/15/2029 (n)		323,000	310,636
			$957,089
Chemicals – 0.0%
Akzo Nobel N.V., 3.625%, 6/16/2029	EUR	110,000	$126,719
Novonesis (Novozymes), “B”, 3.625%, 3/19/2033		170,000	193,824
			$320,543
Conglomerates – 0.2%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	320,000	$363,096
Eaton Corp. PLC, 4.5%, 3/06/2033		$200,000	193,135
Eaton Corp. PLC, 4.8%, 3/06/2036		283,000	271,242
Regal Rexnord Corp., 6.05%, 4/15/2028		491,000	500,186
Regal Rexnord Corp., 6.4%, 4/15/2033		178,000	185,613
Smiths Group PLC, 3.625%, 11/13/2033	EUR	330,000	368,188
Veralto Corp., 4.15%, 9/19/2031		277,000	324,329
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$741,000	749,132
			$2,954,921
Consumer Products – 0.1%
Galderma Finance Europe B.V., 3.375%, 3/17/2031	EUR	340,000	$386,916
L'Oréal S.A., 5%, 5/20/2035 (n)		$571,000	564,333
			$951,249

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.1%
Booking Holdings, Inc., 4%, 5/11/2034	EUR	270,000	$308,121
ISS Global A.S., 3.5%, 5/11/2031		479,000	544,506
Pluxee N.V., 3.75%, 9/04/2032		400,000	455,174
			$1,307,801
Diversified Financial Services – 0.4%
Ares Capital Corp., 5.25%, 4/12/2031		$325,000	$314,090
Aroundtown S.A., 3%, 10/16/2029	GBP	260,000	322,074
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		$304,000	308,700
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		569,000	549,120
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		294,000	292,461
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		305,000	301,050
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		252,000	249,663
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		358,000	371,611
Mileway Eur Lux Holdco S.à r.l., 4.375%, 7/15/2033	EUR	670,000	765,156
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$854,000	821,816
VGP N.V., 2.25%, 1/17/2030	EUR	200,000	216,347
			$4,512,088
Emerging Market Quasi-Sovereign – 0.5%
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$452,585	$448,738
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		474,000	457,201
Export-Import Bank of India, 5%, 1/12/2036 (n)		1,700,000	1,630,278
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		540,000	545,842
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	995,000	1,172,078
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		$200,000	187,039
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		291,000	189,839
Qatar Petroleum, 3.125%, 7/12/2041		449,000	325,151
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		362,000	324,725
Saudi Arabian Oil Co., 6.375%, 6/02/2055		462,000	446,744
			$5,727,635
Emerging Market Sovereign – 7.1%
Czech Republic, 5.3%, 9/19/2035	CZK	13,880,000	$679,045
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)	EUR	2,848,000	3,148,009
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,169,000	1,257,056
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	520,983
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		1,200,000	1,147,919
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	17,891,000	462,665
Oriental Republic of Uruguay, 9.75%, 7/20/2033		25,147,000	689,971
Oriental Republic of Uruguay, 8%, 10/29/2035		26,699,996	670,235
People's Republic of China, 3.13%, 11/21/2029	CNY	79,280,000	12,501,564
People's Republic of China, 1.43%, 1/25/2030		48,400,000	7,191,576
People's Republic of China, 1.63%, 10/25/2030		23,400,000	3,499,159
People's Republic of China, 2.88%, 2/25/2033		80,520,000	12,999,122
People's Republic of China, 2.27%, 5/25/2034		25,000,000	3,896,173
People's Republic of China, 1.83%, 8/25/2035		11,500,000	1,723,835
Republic of Bulgaria, 4.125%, 5/07/2038	EUR	1,260,000	1,417,934
Republic of Hungary, 4%, 7/25/2029		1,400,000	1,640,060
Republic of Hungary, 7%, 10/24/2035	HUF	176,310,000	612,232
Republic of Hungary, 6.25%, 9/23/2037		276,220,000	921,965
Republic of Korea, 1.875%, 6/10/2029	KRW	8,011,970,000	5,335,323
Republic of Korea, 1.375%, 6/10/2030		8,496,200,000	5,420,271
Republic of Korea, 2.5%, 9/10/2030		8,900,000,000	5,899,658
Republic of Peru, 5.375%, 2/08/2035		$2,080,000	2,047,760
Republic of Peru, 6.85%, 8/12/2035	PEN	9,926,000	3,066,786
Republic of Poland, 3.625%, 1/11/2034	EUR	1,218,000	1,403,491
Republic of Poland, 5%, 10/25/2035	PLN	8,100,000	2,064,054
Republic of Poland, 6.125%, 4/14/2056		$393,000	377,790

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Romania, 6%, 5/25/2034		$1,412,000	$1,381,283
United Mexican States, 5.85%, 7/02/2032		902,000	901,594
United Mexican States, 7.5%, 5/26/2033	MXN	36,500,000	1,957,654
United Mexican States, 5.625%, 2/09/2034		$414,000	399,481
United Mexican States, 7.75%, 11/23/2034	MXN	29,300,000	1,562,114
United Mexican States, 6.625%, 1/29/2038		$463,000	459,990
United Mexican States, 6.125%, 2/09/2038		1,350,000	1,289,250
			$88,546,002
Energy - Independent – 0.2%
Aker BP ASA, 4%, 5/29/2032	EUR	390,000	$449,045
APA Corp., 6.1%, 2/15/2035		$117,000	118,780
APA Corp., 6.75%, 2/15/2055		212,000	211,947
Occidental Petroleum Corp., 6.45%, 9/15/2036		319,000	335,752
Pioneer Natural Resources Co., 2.15%, 1/15/2031		345,000	307,398
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		561,000	554,196
Var Energi ASA, 3.875%, 3/12/2031	EUR	340,000	391,096
			$2,368,214
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	440,000	$320,699
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	706,782
Eni S.p.A., 4.25%, 5/19/2033	EUR	380,000	447,835
Eni S.p.A., 4%, 5/26/2035		640,000	728,900
Eni S.p.A., 6%, 5/18/2056 (n)		$518,000	489,108
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	690,000	570,655
			$3,263,979
Entertainment & Leisure – 0.1%
Carnival Corp., 5.875%, 6/15/2031 (n)		$231,000	$231,184
Carnival Corp., 5.75%, 8/01/2032 (n)		227,000	224,908
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		417,000	418,461
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		154,000	155,249
			$1,029,802
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$167,000	$152,735
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	150,000	163,377
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$512,000	482,833
Arla Foods Amba, 3.375%, 5/22/2029	EUR	190,000	218,402
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$458,000	418,807
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		168,000	165,145
Davide Campari-Milano N.V., 4.25%, 6/17/2033	EUR	670,000	774,837
Heineken N.V., 3.505%, 5/03/2034		400,000	451,082
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		$430,000	419,506
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		230,000	222,356
Kraft Heinz Foods Co., 4.375%, 6/01/2046		101,000	77,732
Magnum ICC Finance B.V., 4%, 11/26/2037	EUR	340,000	377,048
Maple Parent Holdings Corp., 4.728%, 3/26/2035		220,000	255,468
Mars, Inc., 4.8%, 3/01/2030 (n)		$232,000	231,210
Mars, Inc., 5.2%, 3/01/2035 (n)		620,000	611,460
Mars, Inc., 5.7%, 5/01/2055 (n)		622,000	586,970
			$5,608,968
Forest & Paper Products – 0.0%
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	140,000	$159,055

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – 1.0%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$886,000	$794,710
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		545,000	544,264
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		411,000	407,091
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		314,000	310,429
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		566,000	544,629
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		484,000	460,987
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		283,000	282,585
HSBC Holdings PLC, 4.086% to 5/12/2035, FLR (EURIBOR - 3mo. + 1.162%) to 5/12/2036	EUR	230,000	263,520
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		$384,000	371,576
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174		251,000	249,140
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		152,000	154,534
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		400,000	395,970
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		447,000	390,759
JPMorgan Chase & Co., 3.136%, 2/18/2032	EUR	270,000	304,160
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$416,000	416,594
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		607,000	383,603
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	424,053
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		557,000	541,951
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		652,000	620,670
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		607,000	605,835
Royal Bank of Canada, 4.95%, 8/05/2032		785,000	778,672
Royal Bank of Canada, 3.75%, 8/03/2034	EUR	720,000	821,840
UBS Group AG, 3.125%, 2/13/2031		490,000	555,969
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$941,000	826,011
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		437,000	397,325
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		307,000	309,033
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		332,000	301,977
			$12,457,887
Industrial – 0.1%
Arcadis N.V., 4%, 5/20/2031	EUR	310,000	$355,871
WSP Global, Inc., 5.039%, 9/18/2031 (n)		$257,000	253,143
WSP Global, Inc., 5.714%, 9/18/2036 (n)		593,000	571,760
			$1,180,774
Insurance – 0.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$342,000	$279,962
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		374,000	365,058
Equitable America Global Funding, 5.125%, 6/15/2031 (n)		790,000	784,678
Mapfre S.A., 3.125%, 1/20/2032	EUR	400,000	448,274
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$440,000	432,952
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		478,000	505,621
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)		107,000	105,021
			$2,921,566
Insurance - Health – 0.1%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	130,000	$168,383
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)		$315,000	314,164
Humana, Inc., 5.375%, 4/15/2031		154,000	154,656
Humana, Inc., 5.55%, 5/01/2035		390,000	383,410
UnitedHealth Group, Inc., 5.15%, 7/15/2034		552,000	547,543
			$1,568,156
Insurance - Property & Casualty – 0.2%
American International Group, Inc., 5.125%, 3/27/2033		$382,000	$379,177
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	167,360
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		322,000	296,433
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	514,000	370,241
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$305,000	306,203

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$456,000	$441,787
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		329,000	295,676
Progressive Corp., 5.15%, 3/26/2036		383,000	374,958
			$2,631,835
International Market Quasi-Sovereign – 0.2%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	300,000	$333,778
Caixa Geral de Depositos S.A. (Republic of Portugal), 3.625% to 5/20/2031, FLR (EUR ICE Swap Rate - 1yr. + 0.73%) to 5/20/2032		400,000	458,382
Electricite de France S.A., 4.625%, 1/25/2043		200,000	223,617
Landsbankinn hf. (Republic of Iceland), 4%, 5/12/2031		280,000	322,611
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$527,000	460,098
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	770,000	776,384
			$2,574,870
International Market Sovereign – 8.6%
Federal Republic of Germany, 2.4%, 4/18/2030	EUR	3,200,000	$3,631,223
Federal Republic of Germany, 2.5%, 4/16/2031		2,750,000	3,114,598
Federal Republic of Germany, 2.6%, 8/15/2035		270,000	298,317
Federal Republic of Germany, 2.9%, 2/15/2036		1,000,000	1,128,361
Federal Republic of Germany, 2.5%, 8/15/2054		946,000	867,279
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	374,110
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,311,035
Government of Canada, 1.5%, 12/01/2031	CAD	17,315,000	11,257,560
Government of Canada, 2.75%, 12/01/2055		1,362,000	756,885
Government of Japan, 1.1%, 6/20/2043	JPY	970,850,000	4,231,455
Government of Japan, 0.4%, 3/20/2050		779,400,000	2,268,125
Government of Japan, 0.7%, 12/20/2051		686,000,000	2,056,254
Government of Japan, 2.4%, 3/20/2055		775,200,000	3,535,308
Government of New Zealand, 4.5%, 5/15/2030	NZD	4,492,000	2,691,895
Government of New Zealand, 1.5%, 5/15/2031		2,948,000	1,537,462
Government of New Zealand, 1.75%, 5/15/2041		4,805,000	1,864,035
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	2,048,000	2,301,544
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,967,000	6,919,890
Republic of France, 2.7%, 2/25/2031 (n)		4,365,000	4,913,098
Republic of France, 3.5%, 11/25/2035 (n)		3,500,000	3,919,820
Republic of France, 4.1%, 5/25/2046 (n)		1,530,000	1,673,113
Republic of France, 3.25%, 5/25/2055 (n)		1,640,000	1,460,018
Republic of Italy, 2.85%, 2/01/2031		2,046,000	2,312,736
Republic of Italy, 1.45%, 3/01/2036		6,376,000	5,916,544
Republic of Italy, 4.1%, 4/30/2046 (n)		4,992,000	5,456,575
Republic of Italy, 4.3%, 10/01/2054 (n)		1,502,000	1,628,470
United Kingdom Treasury, 4%, 10/22/2031	GBP	5,768,048	7,546,750
United Kingdom Treasury, 4.25%, 6/07/2032		4,253,000	5,615,415
United Kingdom Treasury, 3.25%, 1/31/2033		3,990,000	4,930,113
United Kingdom Treasury, 4.5%, 3/07/2035		5,552,000	7,235,449
United Kingdom Treasury, 1.25%, 10/22/2041		3,838,000	2,941,762
United Kingdom Treasury, 1.5%, 7/22/2047		849,000	557,099
United Kingdom Treasury, 5.375%, 1/31/2056		500,000	637,039
			$106,889,337
Local Authorities – 0.1%
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	$311,678
Province of Ontario, 4.45%, 11/20/2035		$721,000	695,378
			$1,007,056
Machinery & Tools – 0.1%
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/2036 (n)		$818,000	$804,772

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Media – 0.2%
NAVER Corp., 3.75%, 4/21/2033	EUR	400,000	$454,684
News Corp., 3.875%, 5/15/2029 (n)		$819,000	789,115
Prosus N.V., 5.873%, 7/13/2036 (n)		523,000	517,088
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		496,000	472,316
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		401,000	377,647
			$2,610,850
Medical & Health Technology & Services – 0.4%
Baxter International, Inc., 4.9%, 12/15/2030		$240,000	$235,497
Baxter International, Inc., 5.65%, 12/15/2035		180,000	175,922
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	700,000	526,990
Becton, Dickinson and Co., 4.874%, 2/08/2029		$584,000	585,404
HCA, Inc., 4.9%, 11/15/2035		397,000	375,675
HCA, Inc., 5.7%, 11/15/2055		311,000	279,568
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	418,968
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		545,000	315,671
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		319,000	306,777
Sartorius Finance B.V., 3.75%, 5/12/2031	EUR	200,000	229,390
Sartorius Finance B.V., 4.5%, 9/14/2032		300,000	354,893
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$557,000	540,879
			$4,345,634
Medical Equipment – 0.2%
Abbott Laboratories, 4.65%, 3/15/2036		$691,000	$656,416
Danaher Corp., 3.25%, 4/29/2030	EUR	670,000	767,168
Stryker Corp., 5.2%, 2/10/2035		$465,000	461,124
			$1,884,708
Metals & Mining – 0.1%
Norsk Hydro ASA, 3.75%, 6/17/2033	EUR	170,000	$194,363
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$530,000	540,638
Southern Copper Corp., 5.35%, 6/24/2036		698,000	677,353
			$1,412,354
Midstream – 0.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035		$386,000	$383,464
Cheniere Energy Partners LP, 6.05%, 11/30/2056 (n)		389,000	373,527
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		554,000	564,274
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		547,000	498,547
Energy Transfer LP, 5.95%, 5/15/2054		415,000	381,161
Plains All American Pipeline LP, 5.7%, 9/15/2034		412,000	414,682
Plains All American Pipeline LP, 5.6%, 1/15/2036		237,000	233,442
Targa Resources Corp., 4.95%, 4/15/2052		656,000	533,316
TransCanada PipeLines Ltd., 4.609%, 6/24/2036	CAD	385,000	270,751
TransCanada PipeLines Ltd., 5.357%, 6/24/2056		385,000	265,574
Western Midstream Operating LP, 5.7%, 7/01/2036		$509,000	502,453
			$4,421,191
Mortgage-Backed – 3.4%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$2,084,189	$2,023,146
Fannie Mae, 5.5%, 1/01/2037		6,664	6,767
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		71,669	74,106
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		575,473	570,192
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		628,058	596,143
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,017,437	932,011
Fannie Mae, 4.5%, 3/15/2048 (i)		303,719	69,981
Fannie Mae, 2.319%, 6/25/2050 (i)		524,433	51,175
Fannie Mae, 2.5%, 2/25/2051 (i)		282,201	38,212
Fannie Mae, 2%, 11/25/2051 (i)		532,002	55,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.516%, 12/25/2053	$483,391	$486,346
Fannie Mae, 4.566%, 1/25/2054	547,178	551,033
Fannie Mae, 5.016%, 12/25/2054	461,476	467,230
Fannie Mae, 5.116%, 12/25/2054	848,368	856,647
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	1,320,231	1,134,626
Fannie Mae, UMBS, 2%, 3/01/2042 - 12/01/2051	685,787	581,091
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 4/01/2052	1,625,827	1,353,940
Fannie Mae, UMBS, 1.5%, 4/01/2052	874,167	651,632
Fannie Mae, UMBS, 3.5%, 5/01/2052	30,258	26,915
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 9/01/2054	2,055,210	2,046,576
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	362,122	368,367
Fannie Mae, UMBS, 5%, 4/01/2053	388,383	377,560
Fannie Mae, UMBS, 4.5%, 10/01/2053	246,699	232,864
Freddie Mac, 1.372%, 3/25/2027 (i)	1,523,000	9,885
Freddie Mac, 0.569%, 1/25/2030 (i)	2,288,963	41,197
Freddie Mac, 1.796%, 4/25/2030 (i)	3,170,226	189,500
Freddie Mac, 1.838%, 4/25/2030 (i)	2,614,093	158,686
Freddie Mac, 1.665%, 5/25/2030 (i)	3,298,344	191,622
Freddie Mac, 1.798%, 5/25/2030 (i)	7,375,798	451,503
Freddie Mac, 1.34%, 6/25/2030 (i)	3,056,884	141,044
Freddie Mac, 1.597%, 8/25/2030 (i)	2,713,457	153,599
Freddie Mac, 1.167%, 9/25/2030 (i)	1,752,322	75,157
Freddie Mac, 1.079%, 11/25/2030 (i)	3,594,105	148,620
Freddie Mac, 0.314%, 1/25/2031 (i)	13,438,497	143,916
Freddie Mac, 0.504%, 3/25/2031 (i)	16,496,981	312,681
Freddie Mac, 0.938%, 7/25/2031 (i)	3,177,082	133,404
Freddie Mac, 0.536%, 9/25/2031 (i)	13,281,588	322,490
Freddie Mac, 0.854%, 9/25/2031 (i)	4,021,884	153,117
Freddie Mac, 0.566%, 12/25/2031 (i)	3,294,996	83,639
Freddie Mac, 0.905%, 9/25/2034 (i)	2,485,542	158,187
Freddie Mac, 5.5%, 7/01/2037	12,995	13,211
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	638,566	620,878
Freddie Mac, 5%, 7/01/2041	218,001	217,209
Freddie Mac, 2.5%, 11/25/2050 (i)	899,458	147,687
Freddie Mac, 2%, 3/25/2051 - 3/25/2052 (i)	1,210,633	154,710
Freddie Mac, 3%, 10/25/2052 (i)	271,080	43,607
Freddie Mac, 4.716%, 1/25/2054	314,088	317,337
Freddie Mac, 4.916%, 8/25/2054	819,414	827,097
Freddie Mac, 5.116%, 12/25/2054	1,095,127	1,112,364
Freddie Mac, 7.566%, 9/25/2055	343,117	353,978
Freddie Mac, 2.36%, 8/15/2057 (i)	361,502	39,706
Freddie Mac, UMBS, 3.5%, 1/01/2047	478,250	433,204
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052	2,786,020	2,386,434
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	467,065	387,470
Freddie Mac, UMBS, 2%, 12/01/2051 - 2/01/2052	1,714,104	1,340,053
Freddie Mac, UMBS, 4%, 5/01/2052	106,084	97,707
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 7/01/2053	593,967	561,006
Freddie Mac, UMBS, 5.5%, 10/01/2052	295,446	294,388
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	1,286,990	1,308,464
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 11/01/2054	706,128	732,142
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	576,603	563,706
Ginnie Mae, 3.5%, 6/20/2043 - 2/20/2056	754,855	674,968
Ginnie Mae, 2.215%, 2/20/2049 (i)	687,440	52,058
Ginnie Mae, 2.415%, 7/20/2050 (i)	735,161	79,936
Ginnie Mae, 2.5%, 10/20/2050 (i)	699,604	106,117
Ginnie Mae, 2.578%, 5/20/2051 (i)	521,230	61,897
Ginnie Mae, 2.515%, 6/20/2051 (i)	686,095	78,461
Ginnie Mae, 2.378%, 7/20/2051 (i)	281,476	29,055
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	1,821,182	1,521,522

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052		$1,842,048	$1,600,876
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052		727,514	583,668
Ginnie Mae, 3%, 2/20/2052 (i)		368,667	60,926
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052		1,087,673	999,613
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052		1,071,641	1,013,455
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053		460,015	459,923
Ginnie Mae, 4.871%, 8/20/2053		1,057,906	1,064,976
Ginnie Mae, 5.021%, 9/20/2053		576,631	585,516
Ginnie Mae, 4.721%, 11/20/2053		370,045	374,347
Ginnie Mae, 4.671%, 2/20/2054 - 10/20/2054		706,820	710,297
Ginnie Mae, 4.771%, 6/20/2054		433,491	435,236
Ginnie Mae, 7.571%, 5/20/2055		297,616	302,330
Ginnie Mae, 4.821%, 3/20/2064		259,109	260,980
Ginnie Mae, 4.421%, 8/20/2065 - 2/20/2066		1,254,607	1,252,251
Ginnie Mae, 4.471%, 9/20/2065		632,653	632,487
Ginnie Mae, 4.121%, 8/20/2067		323,404	322,680
			$41,636,102
Municipals – 0.3%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$410,000	$407,602
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev., Taxable (CHESLA Loan Program), “C”, 4.668%, 11/15/2034		495,000	470,944
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		215,000	203,286
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		545,000	483,894
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,405,000	1,362,665
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		755,000	764,762
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	568,202
			$4,261,355
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$599,000	$606,983
ENGIE S.A., 3.25%, 1/11/2032	EUR	200,000	225,914
Vier Gas Transport GmbH, 3.375%, 11/11/2031		500,000	565,965
Vier Gas Transport GmbH, 3.625%, 9/08/2033		400,000	450,836
			$1,849,698
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$339,000	$329,556
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	914,061
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	190,936
EP Infrastructure A.S., 4.125%, 2/27/2033	EUR	763,000	856,698
EP Infrastructure A.S., 4.375%, 1/29/2034		285,000	322,692
Spire, Inc., 4.6%, 9/01/2031		$765,000	744,843
Spire, Inc., 6.25%, 6/01/2056		456,000	451,184
			$3,809,970
Network & Telecom – 0.1%
AT&T, Inc., 4.15%, 8/03/2034 (w)	EUR	590,000	$678,275
Koninklijke KPN N.V., 0.875%, 12/14/2032		400,000	386,562
			$1,064,837
Non-Global Systemically Important Banks – 1.4%
ABANCA Corp. Bancaria S.A., 3.75% to 6/09/2033, FLR (EUR ICE Swap Rate - 1yr. + 0.97%) to 6/09/2034	EUR	600,000	$682,379
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$450,000	465,639
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	446,605
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		707,000	694,446
Bank of Cyprus PCL, 3.875% to 5/20/2030, FLR (EURIBOR - 3mo. + 1%) to 5/20/2031	EUR	380,000	435,896

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Bank Polska Kasa Opieki S.A., 3.625%, 6/03/2030	EUR	386,000	$442,586
Bankinter S.A., 3.25%, 11/03/2033		400,000	445,602
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$460,000	403,940
CaixaBank S.A., 3.375%, 6/26/2035	EUR	700,000	781,866
Ceska Sporitelna A.S., 3.657% to 2/11/2032, FLR (EURIBOR - 3mo. + 1.05%) to 2/11/2033		300,000	338,370
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$616,000	552,414
Crédit Agricole S.A., 3.875%, 2/16/2038	EUR	500,000	557,003
Danske Bank A.S., 1.549% to 6/09/2028, FLR (EUR ICE Swap Rate - 1yr. + 0.88%) to 9/10/2027 (n)		$343,000	341,909
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		309,000	311,174
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		507,000	500,743
Erste & Steiermärkische Bank d.d., 4.125% to 5/27/2031, FLR (EURIBOR - 3mo. + 1.15%) to 5/27/2032	EUR	600,000	693,272
Intesa Sanpaolo S.p.A., 3.75%, 6/22/2034		670,000	760,178
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)		$274,000	268,888
Lloyds Banking Group PLC, 5.625%, 9/16/2036	GBP	435,000	579,055
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$370,000	382,374
mBank S.A., 4.034%, 9/27/2030	EUR	300,000	349,764
mBank S.A., 4.335% to 5/26/2032, FLR (EURIBOR - 3mo. + 1.27%) to 5/26/2033		300,000	349,024
Nationwide Building Society, 4.351%, 9/30/2030 (n)		$567,000	550,710
NatWest Group PLC, 3.756% to 2/25/2036, FLR (EURIBOR - 3mo. + 1.076%) to 2/25/2037	EUR	330,000	371,220
NatWest Markets PLC, 3.125%, 1/13/2031		270,000	305,086
OTP Bank Nyrt., 5%, 1/31/2029		650,000	765,302
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032		$904,000	896,239
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		590,000	596,044
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		165,000	165,729
Powszechna Kasa Oszczednosci Bank Polski S.A., FLR, 3.75% (EURIBOR - 1mo. + 0.93%), 5/06/2030	EUR	400,000	460,632
Slovenská Sporitelna A.S., 3.5%, 7/06/2030		300,000	343,618
SNB Funding Ltd., 6%, 6/24/2035		$472,000	471,307
Tatra Banka A.S., 4.269%, 5/26/2032	EUR	300,000	346,329
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032		$396,000	387,801
Unicaja Banco S.A., 3.75% to 6/26/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.168%) to 6/26/2033	EUR	600,000	680,860
			$17,124,004
Pharmaceuticals & Biotechnology – 0.2%
AbbVie, Inc., 4.4%, 3/15/2033		$321,000	$309,354
AbbVie, Inc., 5.35%, 3/15/2044		288,000	270,399
AbbVie, Inc., 5.4%, 3/15/2054		427,000	390,816
Bayer U.S. Finance LLC, 5.375%, 7/20/2033 (n)		390,000	385,290
Johnson & Johnson, 3.7%, 2/26/2055	EUR	370,000	376,110
Merck & Co., Inc., 4.75%, 12/04/2035		$576,000	553,104
Mylan, Inc., 5.2%, 4/15/2048		185,000	148,229
Viatris, Inc., 4%, 6/22/2050		462,000	306,581
			$2,739,883
Railroads – 0.1%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$630,000	$582,846
Union Pacific Corp., 3.25%, 2/05/2050		777,000	508,672
			$1,091,518
Real Estate - Other – 0.0%
Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	407,000	$461,927
Real Estate - Retail – 0.3%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	898,000	$664,425
Hammerson PLC, 3.5%, 4/15/2032	EUR	270,000	301,248
Realty Income Corp., 3.625%, 7/30/2032		450,000	509,018
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$812,000	707,884
Unibail-Rodamco-Westfield SE, 3.875%, 4/21/2033	EUR	400,000	454,752
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$803,000	796,650
			$3,433,977

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Storage & Office – 0.1%
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	300,000	$345,394
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$383,000	385,853
Highwoods Realty LP, 5.35%, 1/15/2033		676,000	662,659
			$1,393,906
Refining – 0.0%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	$323,452
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	333,000	$381,585
Amazon.com, Inc., 5.8%, 3/13/2056		$622,000	571,930
DICK'S Sporting Goods, 4.1%, 1/15/2052		858,000	592,724
Home Depot, Inc., 4.875%, 2/15/2044		281,000	248,796
Home Depot, Inc., 3.625%, 4/15/2052		324,000	222,306
			$2,017,341
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 5.2%, 7/15/2035		$324,000	$311,049
Broadcom, Inc., 5.7%, 1/15/2056		335,000	299,291
Intel Corp., 5.7%, 2/10/2053		341,000	302,654
			$912,994
Software – 0.2%
Dassault Systèmes, 3.375%, 6/16/2031	EUR	400,000	$456,016
Kaspi.kz JSC, 5.9%, 4/28/2031 (n)		$482,000	477,722
Microsoft Corp., 2.921%, 3/17/2052		450,000	269,078
Oracle Corp., 4.95%, 2/04/2031		315,000	300,878
Oracle Corp., 5.35%, 5/04/2033		327,000	307,291
Oracle Corp., 4.7%, 9/27/2034		169,000	148,247
Oracle Corp., 5.7%, 2/04/2036		255,000	236,071
Oracle Corp., 4%, 7/15/2046		447,000	283,961
Sage Group PLC, 3.821%, 2/25/2033	EUR	130,000	146,483
Sage Group PLC, 2.875%, 2/08/2034	GBP	401,000	435,364
			$3,061,111
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054		$365,000	$328,461
Supranational – 0.0%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$424,000	$414,127
Telecommunications - Wireless – 0.1%
SoftBank Group Corp., 3.936%, 6/30/2032	EUR	240,000	$275,215
T-Mobile USA, Inc., 5.05%, 7/15/2033		$311,000	304,131
T-Mobile USA, Inc., 5.75%, 1/15/2034		295,000	299,147
			$878,493
Telephone Services – 0.0%
TELUS Corp., 5.25%, 11/15/2032	CAD	814,000	$607,581
Tobacco – 0.2%
B.A.T. International Finance PLC, 3.375%, 5/11/2029	EUR	260,000	$299,169
B.A.T. International Finance PLC, 4.125%, 4/12/2032		322,000	374,778
Imperial Brands Finance PLC, 3.875%, 8/02/2033		390,000	438,837
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	572,427
Philip Morris International, Inc., 4.75%, 11/01/2031		385,000	382,144
			$2,067,355

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation & Logistics – 0.2%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$300,000	$309,531
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		310,000	308,645
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		714,000	698,516
Ferrovial N.V., 3.625%, 9/18/2032	EUR	420,000	477,358
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	330,000	425,109
Heathrow Funding Ltd., 5.875%, 5/13/2041		310,000	387,043
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	150,000	168,638
			$2,774,840
Travel, Gaming, & Lodging – 0.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$289,000	$292,571
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		500,000	492,563
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	290,000	386,217
Las Vegas Sands Corp., 5.3%, 5/15/2031		$544,000	536,816
Sands China Ltd., 4.375%, 6/18/2030		532,000	512,481
			$2,220,648
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$5,215	$5,215
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$9,545,000	$8,108,776
U.S. Treasury Bonds, 5%, 5/15/2046		4,075,000	3,941,926
U.S. Treasury Bonds, 4.75%, 11/15/2053		5,016,000	4,622,165
U.S. Treasury Bonds, 5%, 5/15/2056		4,360,000	4,193,775
U.S. Treasury Notes, 4%, 3/31/2030		6,806,000	6,719,596
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		5,258,000	4,771,635
U.S. Treasury Notes, 4.25%, 5/15/2035		7,349,000	7,125,946
U.S. Treasury Notes, 4.375%, 5/15/2036		1,197,000	1,165,579
			$40,649,398
Utilities – 1.0%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$642,000	$601,748
AEP Texas, Inc., 5.7%, 5/15/2034		528,000	534,073
AEP Transmission Co. LLC, 5.375%, 6/15/2035		455,000	452,210
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	147,713
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		294,000	233,138
Bruce Power LP, 2.68%, 12/21/2028	CAD	387,000	270,509
Bruce Power LP, 4.27%, 12/21/2034		671,000	468,056
Duke Energy Florida LLC, 6.2%, 11/15/2053		$646,000	651,665
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	300,000	392,755
Emera U.S. Finance LP, 2.639%, 6/15/2031		$951,000	847,264
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	310,000	390,124
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	368,070
Eversource Energy, 5.5%, 1/01/2034		303,000	303,263
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	394,472
Georgia Power Co., 4.95%, 5/17/2033		385,000	380,693
Hydro One, Inc., 4.25%, 1/04/2035	CAD	1,022,000	727,827
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$441,000	388,370
Jersey Central Power & Light Co., 5.1%, 1/15/2035		154,000	150,514
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	320,000	361,246
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056		$301,000	295,915
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056		201,000	196,417
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		385,000	377,719
Oncor Electric Delivery Co. LLC, 4.55% to 11/26/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.534%) to11/26/2036, FLR (EUR ICE Swap Rate - 5yr. + 1.784%) to 11/26/2051, FLR (EUR ICE Swap Rate - 5yr. + 2.534%) to 11/26/2056	EUR	286,000	329,543
Pacific Gas & Electric Co., 6.4%, 6/15/2033		$113,000	118,181
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		713,000	635,536

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities – continued
PSEG Power LLC, 5.2%, 5/15/2030 (n)		$613,000	$614,655
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	560,000	629,093
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$476,000	463,350
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		476,000	455,595
Xcel Energy, Inc., 5.5%, 3/15/2034		275,000	274,509
			$12,454,223
Total Bonds			$458,141,225
Preferred Stocks – 0.9%
Consumer Products – 0.7%
Henkel AG & Co. KGaA		94,040	$8,200,401
Hardware, Peripherals, & Assembly – 0.2%
Samsung Electronics Co. Ltd.		23,039	$2,892,642
Total Preferred Stocks			$11,093,043
Convertible Preferred Stocks – 0.7%
Aerospace & Defense – 0.1%
Boeing Co., 6%, 10/15/2027		19,715	$1,317,159
Internet – 0.1%
Alphabet, Inc., “A”, 6.25%		16,991	$852,269
Alphabet, Inc., “B”, 6.25%		16,991	852,948
			$1,705,217
Utilities – 0.5%
NextEra Energy, Inc., 7.234%, 11/01/2027		64,080	$3,135,434
PG&E Corp., 6%, 12/01/2027		56,613	2,400,957
			$5,536,391
Total Convertible Preferred Stocks			$8,558,767
Convertible Bonds – 0.0%
Utilities – 0.0%
PG&E Corp., 4.25%, 12/01/2027		$594,000	$609,147
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.73% (v)		14,488,089	$14,490,987
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j)		66,272	$66,272

Other Assets, Less Liabilities – 0.7%			8,571,158
Net Assets – 100.0%			$1,242,530,213

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,490,987 and
$1,219,468,068, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $91,409,886, representing 7.4% of net assets.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	12,794,051	USD	8,872,362	HSBC Bank	10/16/2026	$118,694
AUD	1,698,465	USD	1,186,861	State Street Corp.	10/16/2026	6,740
CAD	776,734	USD	550,504	Barclays Bank PLC	10/16/2026	5,420
CAD	616,026	USD	436,989	HSBC Bank	10/16/2026	3,912
CAD	399,321	USD	284,355	NatWest Markets PLC	10/16/2026	1,446
CAD	223,330	USD	159,781	State Street Corp.	10/16/2026	61
CNH	74,625,803	USD	11,089,531	Barclays Bank PLC	10/16/2026	21,446
CNH	7,966,541	USD	1,182,841	HSBC Bank	10/16/2026	3,291
CZK	3,418,696	USD	161,206	Citibank N.A.	10/16/2026	1,681
DKK	5,876,945	USD	902,344	State Street Corp.	10/16/2026	7,798
EUR	500,587	USD	574,286	Barclays Bank PLC	10/16/2026	4,677
EUR	672,636	USD	769,840	Citibank N.A.	10/16/2026	8,108
EUR	621,417	USD	709,057	Goldman Sachs International	10/16/2026	9,652
EUR	6,994,541	USD	8,019,121	HSBC Bank	10/16/2026	70,524
EUR	1,021,313	USD	1,171,918	JPMorgan Chase Bank N.A.	10/16/2026	9,297
EUR	2,191,019	USD	2,516,110	State Street Corp.	10/16/2026	17,947
GBP	339,172	USD	453,514	HSBC Bank	10/16/2026	3,605
GBP	211,731	USD	283,259	JPMorgan Chase Bank N.A.	10/16/2026	2,102
GBP	176,443	USD	237,596	Merrill Lynch International	10/16/2026	204
GBP	888,437	USD	1,196,063	UBS AG	10/16/2026	1,328
JPY	4,072,426,858	USD	25,296,082	Barclays Bank PLC	10/16/2026	452,273
JPY	77,127,120	USD	473,773	HSBC Bank	10/16/2026	13,872
NOK	11,475,937	USD	1,172,337	HSBC Bank	10/16/2026	37,177
NZD	2,558,779	USD	1,503,544	State Street Corp.	10/16/2026	6,967
PEN	542,236	USD	158,416	Citibank N.A.	10/22/2026	615
PLN	734,756	USD	194,029	HSBC Bank	10/16/2026	2,654
RON	2,511,859	USD	545,844	Barclays Bank PLC	10/16/2026	3,814
SEK	16,279,107	USD	1,690,960	Merrill Lynch International	10/16/2026	25,448
SGD	4,346,137	USD	3,384,157	HSBC Bank	10/16/2026	22,963
USD	185,788	CHF	148,954	Barclays Bank PLC	10/16/2026	24
USD	572,322	IDR	10,327,483,134	Citibank N.A.	10/28/2026	2,916
						$866,656
Liability Derivatives
CAD	1,655,333	USD	1,186,113	Citibank N.A.	10/16/2026	$(1,360)
CHF	449,302	USD	560,409	Barclays Bank PLC	10/16/2026	(73)
CLP	2,425,728,354	USD	2,675,768	Citibank N.A.	8/14/2026	(66,622)
GBP	695,347	USD	937,853	HSBC Bank	10/16/2026	(701)
HUF	144,322,377	USD	456,452	HSBC Bank	10/16/2026	(1,694)
ILS	2,693,926	USD	892,435	HSBC Bank	10/16/2026	(8,794)
MYR	13,021,575	USD	3,205,705	Barclays Bank PLC	10/15/2026	(12,224)
THB	101,965,305	USD	3,061,010	Chase Manhattan Bank	10/15/2026	(519)
USD	4,678,945	AUD	6,761,650	State Street Corp.	10/16/2026	(72,824)
USD	7,329,193	CAD	10,271,615	Merrill Lynch International	10/16/2026	(22,401)
USD	1,170,791	CHF	943,426	State Street Corp.	10/16/2026	(5,780)
USD	2,301,897	CLP	2,155,265,963	Barclays Bank PLC	8/14/2026	(16,335)
USD	1,168,278	CNH	7,866,000	JPMorgan Chase Bank N.A.	10/16/2026	(2,885)
USD	830,466	CNH	5,609,000	Merrill Lynch International	10/16/2026	(4,654)
USD	469,685	CNH	3,165,112	State Street Corp.	10/16/2026	(1,566)
USD	331,443	EUR	287,335	Barclays Bank PLC	10/16/2026	(879)
USD	5,559,268	EUR	4,851,230	HSBC Bank	10/16/2026	(51,499)
USD	1,271,758	EUR	1,107,711	JPMorgan Chase Bank N.A.	10/16/2026	(9,382)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	2,393,494	EUR	2,088,448	State Street Corp.	10/16/2026	$(21,933)
USD	574,051	EUR	500,000	UBS AG	10/16/2026	(4,232)
USD	631,992	GBP	472,581	Barclays Bank PLC	10/16/2026	(4,929)
USD	11,135,536	GBP	8,308,170	HSBC Bank	10/16/2026	(61,794)
USD	279,561	GBP	208,973	JPMorgan Chase Bank N.A.	10/16/2026	(2,082)
USD	10,385,254	GBP	7,750,414	State Street Corp.	10/16/2026	(60,360)
USD	69,888	JPY	11,275,655	State Street Corp.	10/16/2026	(1,403)
USD	10,998,185	KRW	16,586,693,101	Barclays Bank PLC	8/14/2026	(636,932)
USD	1,154,276	MXN	20,519,023	HSBC Bank	10/16/2026	(23,097)
USD	2,998,153	MXN	52,820,133	UBS AG	10/16/2026	(32,643)
USD	551,488	NOK	5,394,898	HSBC Bank	10/16/2026	(17,110)
USD	1,473,475	NZD	2,532,053	Citibank N.A.	10/16/2026	(21,259)
USD	1,653,251	NZD	2,856,558	HSBC Bank	10/16/2026	(33,046)
USD	100,079	NZD	172,773	UBS AG	10/16/2026	(1,913)
USD	858,146	PLN	3,261,060	HSBC Bank	10/16/2026	(14,789)
USD	4,786,101	THB	159,474,789	Barclays Bank PLC	10/15/2026	(539)
						$(1,218,253)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	37	$2,814,954	September – 2026	$6,051
Euro-Bund 10 yr	Short	EUR	67	9,608,184	September – 2026	128,576
Euro-Buxl 30 yr	Short	EUR	26	3,172,685	September – 2026	94,680
Korea Government Bond 3 yr	Long	KRW	124	8,978,411	September – 2026	58,984
Long Gilt 10 yr	Short	GBP	16	1,865,070	September – 2026	17,194
U.S. Treasury Note 2 yr	Short	USD	60	12,336,563	September – 2026	26,659
U.S. Treasury Note 5 yr	Short	USD	82	8,690,078	September – 2026	29,178
U.S. Treasury Ultra Bond 30 yr	Short	USD	7	767,813	September – 2026	27,348
U.S. Treasury Ultra Note 10 yr	Short	USD	108	11,847,937	September – 2026	142,194
						$530,864
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	29	$2,457,196	September – 2026	$(22,683)
Canadian Treasury Bond 5 yr	Long	CAD	3	239,512	September – 2026	(1,121)
Euro-Bobl 5 yr	Long	EUR	117	15,359,128	September – 2026	(129,527)
Euro-Schatz 2 yr	Long	EUR	275	33,441,494	September – 2026	(70,428)
Korea Government Bond 10 yr	Short	KRW	69	5,121,400	September – 2026	(21,973)
U.S. Treasury Bond 30 yr	Long	USD	23	2,491,187	September – 2026	(87,585)
U.S. Treasury Note 10 yr	Long	USD	34	3,672,000	September – 2026	(40,352)
						$(373,669)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$44,544	$—	$44,544
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	17,763	94	17,857
11/26/30	CNY	21,400,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	18,210	—	18,210
						$80,517	$94	$80,611
At July 31, 2026, the fund had cash collateral of $840,000 and other liquid securities collateral with an aggregate value of $1,327,001 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$390,367,296	$—	$—	$390,367,296
United Kingdom	22,418,263	59,025,302	—	81,443,565
France	8,847,240	55,125,712	—	63,972,952
Japan	20,227,780	37,955,709	—	58,183,489
Switzerland	23,934,760	7,299,177	—	31,233,937
Italy	—	20,021,350	—	20,021,350
Netherlands	17,319,622	1,802,929	—	19,122,551
China	8,800,087	6,828,458	—	15,628,545
Germany	14,878,160	—	—	14,878,160
Other Countries	29,922,707	35,876,872	0	65,799,579
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	40,654,613	—	40,654,613
Non - U.S. Sovereign Debt	—	204,151,971	—	204,151,971
Municipal Bonds	—	4,261,355	—	4,261,355
U.S. Corporate Bonds	—	70,516,583	—	70,516,583
Residential Mortgage-Backed Securities	—	50,642,542	—	50,642,542
Commercial Mortgage-Backed Securities	—	8,105,382	—	8,105,382
Asset-Backed Securities (including CDOs)	—	15,555,555	—	15,555,555
Foreign Bonds	—	64,862,371	—	64,862,371
Investment Companies	14,557,259	—	—	14,557,259
Total	$551,273,174	$682,685,881	$0	$1,233,959,055
Other Financial Instruments
Futures Contracts – Assets	$530,864	$—	$—	$530,864
Futures Contracts – Liabilities	(373,669)	—	—	(373,669)
Forward Foreign Currency Exchange Contracts – Assets	—	866,656	—	866,656
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,218,253)	—	(1,218,253)
Swap Agreements – Assets	—	80,611	—	80,611
For further information regarding security characteristics, see the Portfolio of Investments.  At July 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2025.
(2) Securities Lending Collateral
At July 31, 2026, the value of securities loaned was $4,433,996. These loans were collateralized by cash of $66,272 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $4,718,746.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,218,111	$322,135,689	$332,861,992	$(830)	$9	$14,490,987

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$528,642	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2026, are as follows:
United States	42.5%
United Kingdom	9.7%
France	6.6%
China	6.0%
Japan	5.8%
Germany	5.4%
Italy	3.3%
Canada	3.0%
South Korea	2.8%
Other Countries	14.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.